UNAUDITED CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Revenues	$ 375	$ 414	$ 742	$ 680
Related Party
Revenues	$ 96	$ 72	$ 172	$ 146